9. Long-Term Debt (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt Details
Xerox Copier Lease, due in 63 monthly installments of $145.12ending in April 2018. Payments include interest at 4%.		$ 3,873	$ 5,426
Long-term debt, including current portion		3,873	5,426
Current portion		(1,500)	(1,500)
Long-term portion	$ 1,975	$ 2,373	$ 3,926